EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Earnings Per Share

Amounts in R million		2023	2022	2021

The calculations of basic and diluted earnings per ordinary share are based on the following:
Profit for the year		1,281.4	1,123.8	1,439.9

Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares	Note	2023	2022	2021

Weighted average number of ordinary shares in issue adjusted for treasury shares		859,538,847	856,760,797	855,113,791
Effect of equity-settled share-based payment		5,423,357	4,203,336	5,935,215

Dilutive weighted average issued shares		864,962,204	860,964,133	861,049,006

SA cents per share		2023	2022	2021

Basic EPS		149.1	131.2	168.4
Diluted EPS		148.2	130.6	167.2